Prepayment and Other Current Assets - Schedule of prepaid expenses and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Prepayment for promotion fees	¥ 42,696		¥ 44,575
Prepayment for value-added taxes	38,315		40,950
Deferred expenses for learning services	34,457		28,752
Prepayment for content fees	9,543		2,206
Deferred charges	8,745		8,857
Prepayment for rental expenses	7,247		4,900
Prepaid sales commission	2,263		1,158
Receivable for withholding individual income taxes of option exercise	1,700		39,371
Interest receivable	281		51
Prepaid insurance fee for directors and officers			5,329
Others	37,330		23,493
Total	¥ 182,577	$ 28,650	¥ 199,642